As filed with the Securities and Exchange Commission
                                 on June 9, 2003

                       Securities Act File No. 333-103991

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 1


                                  MONARCH FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   Two Portland Square, Portland, Maine 04101
               (Address of Principal Executive Offices) (Zip Code)

                                 (207) 879-1900
                  (Registrant's Area Code and Telephone Number)

                                 Leslie K. Klenk
                       Forum Administrative Services, LLC
                               Two Portland Square
                               Portland, ME 04101

                          Copies of Communications to:

                              R. Darrell Mounts, Esq.
                           Kirkpatrick & Lockhart LLP
                     1800 Massachusetts Avenue NW 2nd Floor
                            Washington, DC 20036-1800

                  Approximate Date of Proposed Public Offering:
                        As soon as practicable after this
                    Registration Statement becomes effective.

--------------------------------------------------------------------------------


Title of securities being registered: Universal Shares, Institutional Service Shares and Investor Shares of Daily Assets Government Fund and Daily Assets Cash Fund and Universal Shares and Institutional Service Shares of Daily Assets Treasury Fund.

Pursuant to Rule 429, a filing fee is not required because the Registrant has previously registered an indefinite number of its Shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Parts A and B are incorporated herein by reference from the registration statement filed April 24, 2003 (accession number 0001004402-03-000262).


This  Post-Effective  Amendment  is being filed  solely to file as an exhibit to
Item 16 (12) in this registration statement the tax opinions of Kirkpatrick & Lockhart LLP, tax counsel for the registrant.

                                     PART C

                                OTHER INFORMATION

ITEM 15 - INDEMNIFICATION.



AGREEMENT AND DECLARATION OF TRUST

The Registrant's Agreement and Declaration of Trust requires the Registrant to indemnify existing or former trustees and officers of the Registrant to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is qualified in its entirety by the contents of the Agreement and Declaration of Trust included in this Registration Statement as
Exhibit 16(1) and which is incorporated herein by reference.

DISTRIBUTION AGREEMENT

The Registrant's Distribution Agreement requires the Registrant's distributor to indemnify, defend and hold the Registrant and its several officers and trustees free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, cots, charges, reasonable counsel fees and other expenses of ever nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) (collectively, "Damages") but only if such Damages arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the distributor; or

         (ii) any error of judgment or mistake of law, for any loss arising out of any investment, or for any action or inaction of the distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of the distributor's duties or obligations under this Agreement or by reason or the distributor's reckless disregard of its duties and obligations under this Agreement.

This   description  is  qualified  in  its  entirety  by  the  contents  of  the
Distribution Agreement included in this Registration Statement as Exhibit 16(7) and which is incorporated herein by reference.

INVESTMENT ADVISORY AGREEMENT

The Registrant's Investment Advisory Agreement provides the adviser will be liable to the Registrant for error of judgment or mistake of law, for any loss arising out of any investment, or in any event due resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement, or by reason of reckless disregard of its obligations and duties under the agreement.

This description is qualified in its entirety by the contents of the Investment Advisory Agreement included in this Registration Statement as Exhibit 16(6) and which is incorporated herein by reference.

OTHER AGREEMENTS OF THE REGISTRANT

The Registrant's Administration Agreement requires the Registrant's administrator to indemnify and hold harmless the Registrant, its employees, agents, trustees, and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of ever nature and character (collectively, "Damages") arising out of the administrator's actions taken or failures to act with respect to a series of the Registrant due to bad faith, willful misfeasance or gross negligence in the performance of the administrator's duties or obligations under the agreement or by reason of the administrator's reckless disregard of its duties and obligations under the agreement.

The Registrant's Transfer Agency Agreement and Fund Accounting Agreement contain similar indemnification language.

This description is qualified in its entirety by the contents of the Administration Agreement, the Transfer Agency Agreement, and the Fund Accounting Agreement included in this Registration Statement as Exhibit 16(13)(a), Exhibit 16(13)(b), and Exhibit 16(13)(c), respectively, and which are incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16 - EXHIBITS.

(1) Agreement and Declaration of Trust dated February 7, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1a via EDGAR on April 23, 2003, accession number 0001004402-03-000257).

(2) By-Laws dated February 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1a via EDGAR on April 23, 2003, accession number 0001004402-03-000257).

(3)      None.

(4) Form of Agreement and Plan of Reorganization between Registrant and Forum Funds is filed herewith as Exhibit A to the Proxy
         Statement/Prospectus.

(5) Sections 2.10 and 10.3 and Article VII of the Agreement and Declaration of Trust filed as Exhibit 16(1).

(6) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC dated April 23, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A via EDGAR on April 23, 2003, accession number 0001004402-03-000257).

 (7) (a) Distribution Agreement between the Registrant and Forum Fund Services, LLC dated April 23, 2003 (Exhibit INCORPORATED by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1a via EDGAR on April 23, 2003, accession number 0001004402-03-000257).

         (b) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers (Exhibit incorporated herein by reference as filed as Exhibit (e)(1) in PEA 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

(8)      None.

(9)      None.

(10)(a) Distribution Plan for Investor Shares dated February 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1a via EDGAR on April 23, 2003, accession number 0001004402-03-000257).

    (b) Multiclass (Rule 18f-3) Plan dated February 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1a via EDGAR on April 23, 2003, accession number 0001004402-03-000257).


(11)     Opinion and consent of Kirkpatrick & Lockhart LLP regarding legality of
         securities   (Exhibit   incorporated   by   reference   as   filed  in
         in Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 via EDGAR on April 24, 2003, accession number 0001004402-03-000262).

         Form N-14 via EDGAR on April 24, 2003, accession number 0001004402-03-000262).

(12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the tax consequences of each reorganization (filed herewith).


(13) (a) Administration    Agreement   between   Registrant   and   Forum
         Administrative Services, LLC dated February 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A via EDGAR on April 23, 2003, accession number 0001004402-03-000257).

     (b) Transfer Agency Agreement between Registrant and Forum Administrative Services, LLC dated February 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A via EDGAR on April 23, 2003, accession number 0001004402-03-000257).

     (c) Shareholder Service Agreement between Registrant and Forum Administrative Services, LLC dated February 11, 2003 relating to Institutional Shares, Institutional Service Shares, and Investor Shares (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1a via EDGAR on April 23, 2003, accession number 0001004402-03-000257).

     (d) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated February 11, 2003 (Exhibit INCORPORATED by reference as filed in Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1a via EDGAR on April 23, 2003, accession number 0001004402-03-000257).

(14) Consents of independent accountants (Exhibit incorporated by reference as filed in Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 via EDGAR on April 24, 2003, accession number 0001004402-03-000262).

(15)     None.

(16) (a) Powers of Attorney of John Y.  Keffer,  James C. Cheng,  J. Michael
         Parish and Costas Azariadis, Trustees of Registrant and Core Trust (Delaware) (Exhibit incorporated by reference as filed with the Registrant's Registration Statement on Form N-14 via Edgar on March 24, 2003, accession number 0001004402-03-000242).

(17) (a) Form of Proxy Card for Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed with the Registrant's Registration Statement on Form N-14 via Edgar on March 24, 2003, accession number 0001004402-03-000242).

     (b) Proxy Card for Daily Assets Government Obligations Fund (Exhibit incorporated by reference as filed with the Registrant's Registration Statement on Form N-14 via Edgar on March 24, 2003, accession number 0001004402-03-000242).

     (c) Proxy Card for Daily Assets Cash Fund (Exhibit incorporated by reference as filed with the Registrant's Registration Statement on Form
         N-14   via    Edgar   on   March    24,    2003,    accession    number
         0001004402-03-000242).

ITEM 17 - UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post- effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file copies of the tax opinions required to be filed as an exhibit to the registration statement by Item 16 (12) of Form N-14 under the Securities Act of 1933, as amended, by means of a post-effective amendment to the registration statement.

                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the city of Portland and State of Maine, June 6, 2003.


                                           MONARCH FUNDS

                                           By:  /S/ JOHN Y. KEFFER
                                                ------------------------------
                                           John Y. Keffer
                                           President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE                           TITLE                      DATE
---------                           -----                      -----


Principal Executive Officer

/S/ JOHN Y. KEFFER                  Chairman                   June 6, 2003
---------------------------         and President
John Y. Keffer


Principal Financial
and Accounting Officer

/S/ STACEY A. HONG                  Treasurer                  June 6, 2003
---------------------------
Stacey A. Hong


A majority of the Trustees

/S/ JOHN Y. KEFFER                                             June 6, 2003
---------------------------
John Y. Keffer


Costas Azariadis, Trustee
James C. Cheng, Trustee
J. Michael Parish, Trustee


/S/ JOHN Y. KEFFER                                             June 6, 2003
---------------------------
By: John Y. Keffer
(Attorney-in-fact)*

     *Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

                                   SIGNATURES


On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this Registration Statement of Monarch Funds to be signed in the City of Portland, State of Maine on June 6, 2003.


                                   CORE TRUST (DELAWARE)


                                   By:    /S/ JOHN Y. KEFFER
                                   -----------------------------------------
                                   John Y. Keffer, President


On behalf of Core Trust (Delaware), this Registration Statement of Monarch Funds has been signed below by the following persons in the capacities indicated on June 6, 2003.


(a)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
         ---------------------------------------------
         John Y. Keffer, Chairman and President


(b)      Principal Financial Officer

         /S/ STACEY E. HONG
         ---------------------------------------------
         Stacey E. Hong, Treasurer


(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         ---------------------------------------------
         John Y. Keffer, Chairman

         Costas Azariadis, Trustee
         J. Michael Parish, Trustee
         James C. Cheng, Trustee

         By: /S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer, Attorney in fact*

         * Pursuant to powers of attorney previously filed as an Exhibit to this Registration Statement.

                                INDEX TO EXHIBITS

EXHIBIT NUMBER     DESCRIPTION OF EXHIBIT


  16(12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the tax consequences of each reorganization.